UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Equity Income Fund

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 6.3%
Hotels Restaurants & Leisure 2.4%
Carnival Corp.	42,300	2,029,554
Pinnacle Entertainment, Inc.*	45,700	1,334,440

		3,363,994
Media 0.7%
Idearc, Inc.	37,185	1,003,251
Multiline Retail 1.3%
Kohl's Corp.*	22,200	1,220,334
Macy's, Inc.	22,364	716,319

		1,936,653

Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	22,600	1,789,920
Lowe's Companies, Inc.	32,000	860,480

		2,650,400
Consumer Staples 9.9%
Beverages 2.1%
Diageo PLC (ADR)	32,500	2,981,875
Food & Staples Retailing 2.5%
CVS Caremark Corp.	84,000	3,508,680
Food Products 1.6%
Dean Foods Co.	40,400	1,121,908
Unilever NV (NY Shares)	34,500	1,119,870

		2,241,778
Tobacco 3.7%
Altria Group, Inc.	50,919	3,713,523
UST, Inc.	29,100	1,551,612

		5,265,135
Energy 8.7%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	6,600	637,362
Oil, Gas & Consumable Fuels 8.2%
Chevron Corp.	13,700	1,253,687
ConocoPhillips	16,774	1,425,119
ExxonMobil Corp.	70,739	6,507,281
Hess Corp.	16,100	1,152,921
Marathon Oil Corp.	22,500	1,330,425

		11,669,433
Financials 29.3%
Capital Markets 6.7%
Ameriprise Financial, Inc.	33,200	2,090,936
Lazard Ltd. "A"	15,200	763,040
Merrill Lynch & Co., Inc.	5,400	356,508
Morgan Stanley	38,100	2,562,606
TD Ameritrade Holding Corp.*	54,200	1,037,388
The Goldman Sachs Group, Inc.	10,700	2,652,744

		9,463,222
Commercial Banks 3.3%
BB&T Corp.	24,900	920,553
PNC Financial Services Group, Inc.	41,142	2,968,806
Wells Fargo & Co.	24,900	846,849

		4,736,208
Consumer Finance 0.6%
Discover Financial Services	44,200	853,060
Diversified Financial Services 8.2%
Bank of America Corp.	104,604	5,050,281
Citigroup, Inc.	52,533	2,201,133
JPMorgan Chase & Co.	93,352	4,387,544

		11,638,958
Insurance 7.8%
Allstate Corp.	42,900	2,247,960
American International Group, Inc.	61,700	3,894,504

Lincoln National Corp.	25,500	1,590,435
Loews Corp.	67,700	3,323,393

		11,056,292
Real Estate Investment Trusts 1.3%
FelCor Lodging Trust, Inc. (REIT)	35,600	745,464
Host Hotels & Resorts, Inc. (REIT)	46,000	1,019,360

		1,764,824
Thrifts & Mortgage Finance 1.4%
New York Community Bancorp, Inc.	92,500	1,721,425
Washington Mutual, Inc.	11,400	317,832

		2,039,257
Health Care 10.5%
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	43,507	2,610,855
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc.	25,300	1,243,495
Pharmaceuticals 7.8%
Abbott Laboratories	40,279	2,200,039
Merck & Co., Inc.	68,430	3,986,732
Novartis AG (ADR)	33,100	1,759,927
Pfizer, Inc.	53,300	1,311,713
Wyeth	37,660	1,831,406

		11,089,817
Industrials 8.4%
Aerospace & Defense 1.7%
Honeywell International, Inc.	40,159	2,426,005
Electrical Equipment 1.3%
Emerson Electric Co.	35,472	1,854,121
Industrial Conglomerates 5.4%
General Electric Co.	112,218	4,618,893
Textron, Inc.	44,518	3,081,091

		7,699,984
Information Technology 9.6%
Communications Equipment 3.7%
Harris Corp.	30,400	1,841,024
Nokia Oyj (ADR)	88,200	3,503,304

		5,344,328
Semiconductors & Semiconductor Equipment 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	158,400	1,686,960
Software 4.7%
Autodesk, Inc.*	22,900	1,119,810
Microsoft Corp.	103,000	3,791,430
Symantec Corp.*	93,400	1,754,052

		6,665,292
Materials 2.9%
Containers & Packaging 1.1%
Packaging Corp. of America	50,100	1,595,184
Metals & Mining 1.8%
Alcoa, Inc.	62,200	2,462,498

Telecommunication Services 8.6%
Diversified Telecommunication Services
AT&T, Inc.	161,192	6,736,214
Citizens Communications Co.	67,000	881,720
Verizon Communications, Inc.	101,000	4,653,070

		12,271,004
Utilities 3.9%
Electric Utilities
Duke Energy Corp.	70,300	1,347,651
FPL Group, Inc.	61,718	4,222,745

		5,570,396

Total Common Stocks (Cost $116,771,937)		139,330,321
Cash Equivalents 2.0%
Cash Management QP Trust, 5.06% (a) (Cost $2,886,783)	2,886,783	2,886,783
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $119,658,720)	100.1	142,217,104
Other Assets and Liabilities, Net	(0.1)	(142,077)

Net Assets	100.0	142,075,027

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007